Fees Summary	Sep. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 798,136,000.00
Previously Paid Amount	0.00
Total Fee Amount	122,194.63
Total Offset Amount	0.00
Net Fee	122,194.63
Narrative - Max Aggregate Offering Price	$ 798,136,000.00
Final Prospectus	true